Note 8 - Disclosure of Financial Instruments and Risk Management - Quantitative Information About Significant Unobservable Inputs Used (Details) - Mandatory convertible notes [member] € in Thousands	12 Months Ended
Dec. 31, 2022 EUR (€)
Statement Line Items [Line Items]
Fair value	€ 5,575
Share price [member]
Statement Line Items [Line Items]
Input	0.10
Share price [member] | Top of range [member]
Statement Line Items [Line Items]
Increase of input parameter	€ 289
Share price [member] | Bottom of range [member]
Statement Line Items [Line Items]
Decrease of input parameter	€ (199)
Exchange rate USD/EUR [member]
Statement Line Items [Line Items]
Input	0.10
Exchange rate USD/EUR [member] | Top of range [member]
Statement Line Items [Line Items]
Increase of input parameter	€ (507)
Exchange rate USD/EUR [member] | Bottom of range [member]
Statement Line Items [Line Items]
Decrease of input parameter	€ 619
Risk-free interest rate [member]
Statement Line Items [Line Items]
Input	0.0100
Risk-free interest rate [member] | Top of range [member]
Statement Line Items [Line Items]
Increase of input parameter	€ 157
Risk-free interest rate [member] | Bottom of range [member]
Statement Line Items [Line Items]
Decrease of input parameter	€ (161)
Share price volatility [member]
Statement Line Items [Line Items]
Input	0.10
Share price volatility [member] | Top of range [member]
Statement Line Items [Line Items]
Increase of input parameter	€ 410
Share price volatility [member] | Bottom of range [member]
Statement Line Items [Line Items]
Decrease of input parameter	€ (392)
Credit spread [member]
Statement Line Items [Line Items]
Input	0.0100
Credit spread [member] | Top of range [member]
Statement Line Items [Line Items]
Increase of input parameter	€ 218
Credit spread [member] | Bottom of range [member]
Statement Line Items [Line Items]
Decrease of input parameter	€ (222)
Probability of default [member]
Statement Line Items [Line Items]
Input	0.01
Probability of default [member] | Top of range [member]
Statement Line Items [Line Items]
Increase of input parameter	€ (606)
Probability of default [member] | Bottom of range [member]
Statement Line Items [Line Items]
Decrease of input parameter	€ 556
Recovery rate in case of default [member]
Statement Line Items [Line Items]
Input	0.10
Recovery rate in case of default [member] | Top of range [member]
Statement Line Items [Line Items]
Increase of input parameter	€ 94
(Partial) conversion in equity [member] | Accelerated schedule [member]
Statement Line Items [Line Items]
Increase of input parameter	165
(Partial) conversion in equity [member] | Decelerated schedule [member]
Statement Line Items [Line Items]
Decrease of input parameter	€ (237)